[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
April 27, 2011
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Invesco Van Kampen Exchange Fund
File No. 811-2611
Ladies and Gentlemen:
Attached for filing under the proxy rules is the preliminary proxy statement and accompanying notice and form of proxy card in connection with the Annual Meeting of Partners of Invesco Van Kampen Exchange Fund to be held on June 17, 2011.
Please telephone the undersigned at (312) 407-0863, Kevin Hardy at (312) 407-0641 or Peter Davidson at (713) 214-7888 should you have any questions.
Very truly yours,
/s/ Charles B. Taylor